SHORT TERM AND LONG TERM DEBT (Long-Term Debt) (Details) (USD $)	12 Months Ended				1 Months Ended			1 Months Ended				0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 11, 2009	Dec. 30, 2011 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Feb. 29, 2012 Convertible Notes Payable [Member] Related Party [Member]	Dec. 31, 2012 Convertible Notes Payable [Member] RBS Citizens [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] RBS Citizens [Member]	Jul. 26, 2011 Convertible Notes Payable [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member]	Feb. 12, 2010 Term Loan [Member] RBS Citizens [Member] One Month LIBOR [Member]	Dec. 31, 2011 Commercial Term Note [Member] RBS Citizens [Member]	Jun. 29, 2011 Commercial Term Note [Member] P3 [Member]	Dec. 09, 2009 Promissory Notes [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2011 Promissory Notes [Member] RBS Citizens [Member]	Dec. 31, 2012 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]	Aug. 30, 2011 Promissory Notes [Member] RBS Citizens [Member] One Month LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 575,000			$ 578,396			$ 1,075,000	$ 1,500,000			$ 650,000	$ 575,000
Debt instrument, maturity date					Dec. 29, 2013			Jul. 01, 2013				Mar. 01, 2013				Nov. 24, 2012
Debt interest rate					10.00%										6.50%	10.00%
Shares to be issued upon conversion of convertible note, shares					260,180			175,710
Debt conversion, price per share					$ 2.21			$ 3.3
Beneficial conversion feature recorded as a debt discount					88,000			216,000
Debt discount	565,000	663,000				44,000	88,000
Debt instrument, carrying amount			583,000			575,000	575,000		650,000	950,000				599,462				1,170,831	1,192,914
Line of credit, maximum borrowing amount				1,000,000
Credit facility agreement, monthly principal payment												25,000
Interest rate additional rate above LIBOR				2.00%									3.75%							3.36%	3.15%
Interest rate on outstanding term loan											5.70%	5.60%					5.865%
Periodic installments amount															13,585		7,658
Debt instrument, final balloon payment												625,000			100,000		919,677
Amortizaton of note discount	259,816							216,000
Interest accrued in the period								$ 579,843